UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE

                68137

(Address of principal executive offices)

(Zip code)

Emile Moulineax

             Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period: 10/31/10

Item 1.  Schedule of Investments.

Winans Long/Short Fund
PORTFOLIO OF INVESTMENTS
October 31, 2010 (Unaudited)
	Shares		Value
		EXCHANGE TRADED FUNDS - 95.8%
		EQUITY FUNDS - 95.8%
	45,200	Powershares QQQ	$ 2,358,988
	37,000	ProShares Ultra S&P500	1,566,950
	45,200	SPDR S&P 500 ETF Trust	5,357,556
	15,400	SPDR S&P MidCap 400 ETF Trust	2,318,162
			11,601,656

		TOTAL EXCHANGE TRADED FUNDS (Cost $11,157,528)	11,601,656

		SHORT-TERM INVESTMENTS - 0.1%
	15,790	AIM STIT - Liquid Assets Portfolio, 0.02%**, 12/31/10
		(Cost $15,790)	15,790

		TOTAL INVESTMENTS - 95.9% (Cost $11,173,318) (a)	$ 11,617,446
		OTHER ASSETS & LIABILITIES - 4.1%	497,447
		NET ASSETS - 100.0%	$ 12,114,893

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same
	and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 444,128
		Unrealized Depreciation:	-
		Net Unrealized Appreciation:	$ 444,128

**	Money market fund; interest rate reflects seven-day effective yield on October 31, 2010.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

12/30/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

12/30/10

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

12/30/10